Other Financial Assets At Fair Value Through Profit Or Loss (Tables)	6 Months Ended
Jun. 30, 2020
Financial assets at fair value through profit or loss [abstract]
Summary of Other Financial Assets at Fair Value Through Profit or Loss

	30 June 2020	31 December 2019
	£m	£m
Loans and advances to customers:
Loans to housing associations	13	12
Other loans	90	80
	103	92
Debt securities	121	294
	224	386